Debt	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Debt
Note 11     Debt
On June 30, 2025, Bell Mobility Inc. (Bell Mobility) early redeemed the $600 million in U.S. dollars ($819 million in Canadian dollars) loan incurred under the Bell Mobility trade loan agreement. The loan agreement had been hedged for foreign currency fluctuations. See Note 13, Financial assets and liabilities, for additional details.
On June 12, 2025, Bell Canada repurchased, pursuant to tender offers:
•a principal amount of $105 million of its 4.35% Series M-39 Medium-term notes (MTN) debentures, that had an outstanding principal amount of $500 million, which mature on December 18, 2045
•a principal amount of $100 million of its 4.45% Series M-45 MTN debentures, that had an outstanding principal amount of $500 million, which mature on February 27, 2047
•a principal amount of $35 million of its 3.50% Series M-51 MTN debentures, that had an outstanding principal amount of $119 million, which mature on September 30, 2050
•a principal amount of $460 million of its 4.05% Series M-55 MTN debentures, that had an outstanding principal amount of $550 million, which mature on March 17, 2051 for an aggregate cash purchase price of $602 million.
As a result of these cash tender offers, in Q2 2025, we recognized early debt redemption gains of $91 million, which were recorded in Other (expense) income in the income statements, primarily due to the fair value discount, offset by recognition of unamortized debt issue costs related to these debt securities.
On March 27, 2025, Bell Canada repurchased, pursuant to tender offers:
•a principal amount of $174 million in U.S. dollars ($249 million in Canadian dollars) of its 4.300% Series US-2 Notes, that had an outstanding principal amount of $600 million in U.S. dollars ($856 million in Canadian dollars), which mature on July 29, 2049
•a principal amount of $79 million in U.S. dollars ($112 million in Canadian dollars) of its 3.650% Series US-4 Notes, that had an outstanding principal amount of $500 million in U.S. dollars ($713 million in Canadian dollars), which mature on March 17, 2051
•a principal amount of $183 million in U.S. dollars ($261 million in Canadian dollars) of its 2.150% Series US-5 Notes, that had an outstanding principal amount of $600 million in U.S. dollars ($856 million in Canadian dollars), which mature on February 15, 2032
•a principal amount of $191 million in U.S. dollars ($273 million in Canadian dollars) of its 3.200% Series US-6 Notes, that had an outstanding principal amount of $650 million in U.S. dollars ($927 million in Canadian dollars), which mature on February 15, 2052
•a principal amount of $217 million in U.S. dollars ($310 million in Canadian dollars) of its 3.650% Series US-7 Notes, that had an outstanding principal amount of $750 million in U.S. dollars ($1,070 million in Canadian dollars), which mature on August 15, 2052 for an aggregate cash purchase price of $633 million in U.S. dollars ($903 million in Canadian dollars).
In addition, on the same date, Bell Canada repurchased, pursuant to a tender offer, a principal amount of $1,131 million of its 3.50% Series M-51 MTN debentures, that had an outstanding principal amount of $1,250 million, which mature on September 30, 2050, for a cash purchase price of $896 million.
As a result of these cash tender offers, in Q1 2025, we recognized early debt redemption gains of $266 million, which were recorded in Other (expense) income in the income statements, primarily due to the fair value discount, offset by recognition of unamortized debt issue costs related to these debt securities and losses on terminated cross currency interest rate swaps.
On March 27, 2025, Bell Canada issued, under its Canadian subordinated trust indenture dated as of March 27, 2025 as supplemented and amended from time to time (2025 Canadian Subordinated Indenture), Fixed-to-Fixed Rate Junior Subordinated Notes, Series C (Series C Notes) with a principal amount of $1,250 million, which initially bear interest at an annual rate of 5.625% and reset every five years starting on March 27, 2030 at an annual rate equal to the five-year Government of Canada yield plus a spread of 2.950%, provided that the interest rate during any five-year interest period will not reset below 5.625%, which mature on March 27, 2055. Bell Canada may redeem the Series C Notes, in whole or in part, at a redemption price equal to 100% of the principal amount commencing on the applicable first reset date.
On February 18, 2025, Bell Canada issued, under its U.S. subordinated trust indenture dated as of February 18, 2025 as supplemented and amended from time to time (2025 U.S. Subordinated Indenture), Fixed-to-Fixed Rate Junior Subordinated Notes, Series A (Series A Notes), with a principal amount of $1,000 million in U.S. dollars ($1,416 million in Canadian dollars), which initially bear interest at an annual rate of 6.875% and reset every five years starting on September 15, 2030 at an annual rate equal to the five-year U.S. Treasury rate plus a spread of 2.390%, provided that the interest rate during any five-year interest period will not reset below 6.875%, which mature on September 15, 2055. Additionally, on the same date, Bell Canada issued, under its 2025 U.S. Subordinated Indenture, Fixed-to-Fixed Rate Junior Subordinated Notes, Series B (Series B Notes), with a principal amount of $1,250 million in U.S. dollars ($1,771 million in Canadian dollars), which initially bear interest at an annual rate of 7.000% and reset every five years starting on September 15, 2035 at an annual rate equal to the five-year U.S. Treasury rate plus a spread of 2.363%, provided that the interest rate during any five-year interest period will not reset below 7.000%, which mature on September 15, 2055. Bell Canada may redeem either of the Series A Notes or Series B Notes, in whole or in part, at a redemption price equal to 100% of the principal amount commencing on the applicable first reset dates. The Series A Notes and Series B Notes have been hedged for foreign currency and interest rate fluctuations with foreign exchange swaps having maturity dates in 2025, interest rate swaps having maturity dates in 2030 and 2035 and cross currency interest rate swaps having maturity dates in 2030 and 2035. See Note 13, Financial assets and liabilities, for additional details.
The Series A Notes, Series B Notes and Series C Notes are fully and unconditionally guaranteed by BCE.
Credit facilities
On April 14, 2025, Bell Canada entered into a $700 million in U.S. dollars ($972 million in Canadian dollars) unsecured committed term loan agreement to finance certain purchase obligations. A first loan advance in the amount of $228 million in U.S. dollars ($315 million in Canadian dollars) was made on April 29, 2025. The term loans are repayable in multiple periodic installments between July 2026 until maturity of the credit facility in April 2029. The loan advance made on April 29, 2025 has been hedged for foreign currency fluctuations.
On November 1, 2024, Bell Canada entered into a commitment letter (Commitment Letter) for a $3,700 million unsecured term loan facility (Ziply Term Facility) denominated in U.S. dollars ($5,048 million in Canadian dollars) that was available to be drawn to finance the acquisition of Ziply Fiber. In Q1 2025 and pursuant to the terms and conditions of the Commitment Letter, Bell Canada made reductions of $965 million in U.S. dollars ($1,387 million in Canadian dollars) in the aggregate amount of the Commitment Letter. On April 15, 2025, Bell Canada made further reductions of $225 million in U.S. dollars ($314 million in Canadian dollars) in the aggregate amount of the Commitment Letter. Subsequent to quarter end, on July 2, 2025, Bell Canada terminated the Ziply Term Facility and canceled the remaining $2,510 million in U.S. dollars ($3,419 million in Canadian dollars) in the aggregate amount of the Commitment Letter as a result of the completion of the previously announced disposition of its minority stake in MLSE.
Principal lease payments
Total principal payment on lease liabilities included in Repayment of long-term debt in the consolidated statements of cash flows was $278 million and $270 million for the three months ended June 30, 2025 and 2024, respectively, and $582 million and $567 million for the six months ended June 30, 2025 and 2024, respectively.